Subsequent Events (Details) - Forecast [Member]	1 Months Ended
Apr. 21, 2023 USD ($)
Subsequent Events (Details) [Line Items]
Purchase price amount	$ 23,000,000
Initial deposit	690,000
Additional deposit	$ 50,000